Statements Of Consolidated Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income	$ 770	$ 713	$ 651
Other comprehensive income (loss):
Cash flow hedges – derivative value net gain (loss) recognized in net income (net of tax expense (benefit) of $1, ($5) and $-) (Notes 1 and 8)	3	(21)	2
Defined benefit pension plans (net of tax expense of $-, $- and $-) (Notes 8 and 9)	17	9	27
Total other comprehensive income (loss)	20	(12)	29
Comprehensive income	$ 790	$ 701	$ 680